Stock-Based Compensation Expense - Summary of Share-Based Payment Arrangement, Restricted Stock And Restricted Stock Unit, Activity (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Share Based Compensation Restricted Stock And Restricted Stock Units Activity [Line Items]
Number of shares outstanding, Beginning	0	0
Number of shares, Granted		58,199
Number of shares, Vested		(58,199)
Number of shares, Forfeited or cancelled		0
Number of shares outstanding, Ending		0	0
Weighted average grant date fair value, Beginning	$ 0	$ 0
Weighted average grant date fair value, Granted		130.21
Weighted average grant date fair value, Vested		130.21
Weighted average grant date fair value, Forfeited or cancelled		0
Weighted average grant date fair value, Ending		$ 0	$ 0
Restricted Stock Units (RSUs) [Member]
Schedule Of Share Based Compensation Restricted Stock And Restricted Stock Units Activity [Line Items]
Number of shares outstanding, Beginning	565,005	295,062	0
Number of shares, Granted	278,853	283,695	302,904
Number of shares, Vested	(393,737)	0	0
Number of shares, Forfeited or cancelled	(13,554)	(13,752)	(7,842)
Number of shares outstanding, Ending	436,567	565,005	295,062
Weighted average grant date fair value, Beginning	$ 137.94	$ 83.97	$ 0
Weighted average grant date fair value, Granted	29.95	145.67	83.97
Weighted average grant date fair value, Vested	129.48	0	0
Weighted average grant date fair value, Forfeited or cancelled	136.19	132.48	83.97
Weighted average grant date fair value, Ending	$ 76.29	$ 137.94	$ 83.97